COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net loss	$ (36,862,000)	$ (29,641,000)	$ (78,239,000)	$ (160,208,000)	$ (269,861,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	135,092,000	131,781,000	267,681,000	250,239,000	215,808,000
Noncash incentive compensation expense	52,460,000	8,312,000	10,210,000	27,924,000	24,335,000
Amortization of deferred leasing costs	6,226,000	7,212,000	13,756,000	20,003,000	27,258,000
Amortization of deferred financing costs	16,355,000	26,981,000	45,819,000	64,186,000	63,357,000
Amortization of discount on mortgage loans	114,000	2,835,000	4,900,000	5,663,000	1,209,000
Accretion of discount on investments in debt securities			(256,000)	0	0
Provision for (recovery of) uncollectible resident receivables			44,000	(332,000)	1,471,000
Provisions for impairment	1,132,000	519,000	2,282,000	1,448,000	423,000
(Gain) loss on sale of property	(24,483,000)	(10,212,000)	(18,590,000)	(2,272,000)	235,000
Paid in kind interest on warehouse loans	0	995,000	1,238,000	3,779,000	10,512,000
Paid in kind interest on Class B notes receivable			(972,000)	0	0
Change in fair value of derivative instruments	3,802,000	0	9,260,000	2,110,000	0
Other noncash amounts included in net loss	(922,000)	(789,000)
Straight-line rent			(736,000)	(760,000)	(1,643,000)
Changes in operating assets and liabilities:
Restricted cash related to security deposits	(2,632,000)	(4,095,000)	(5,928,000)	(9,600,000)	(30,386,000)
Other assets, net	(8,564,000)	(13,837,000)	(14,531,000)	(18,407,000)	(26,105,000)
Accounts payable and accrued expenses	24,054,000	30,976,000	6,936,000	(1,097,000)	6,785,000
Resident security deposits	2,268,000	4,112,000	5,344,000	10,061,000	30,235,000
Other liabilities	(814,000)	976,000	1,908,000	4,737,000	(5,182,000)
Net cash provided by operating activities	167,226,000	156,125,000	250,126,000	197,474,000	48,451,000
Investing Activities:
Changes in amounts deposited and held by others	89,000	2,207,000	5,718,000	10,275,000	22,473,000
Acquisition of single-family residential properties	(84,632,000)	(205,932,000)	(284,224,000)	(790,583,000)	(1,404,985,000)
Initial renovations to single-family residential properties	(13,026,000)	(34,464,000)	(56,802,000)	(111,260,000)	(334,142,000)
Other capital expenditures for single-family residential properties	(21,133,000)	(21,308,000)	(45,936,000)	(49,773,000)	(56,952,000)
Corporate capital expenditures	(1,494,000)	(2,510,000)	(3,857,000)	(2,031,000)	(4,011,000)
Proceeds from sale of residential properties	129,239,000	83,940,000	143,090,000	135,570,000	20,116,000
Purchases of investments in debt securities	(51,920,000)	(16,036,000)	(16,036,000)	(118,576,000)	(74,469,000)
Repayment proceeds from retained debt securities	30,916,000	0
Changes in restricted cash	86,460,000	(12,346,000)	3,010,000	66,545,000	(67,727,000)
Net cash provided by (used in) investing activities	74,499,000	(206,449,000)	(255,037,000)	(859,833,000)	(1,899,697,000)
Financing Activities:
Contributions	0	138,002,000	138,002,000	246,792,000	557,381,000
Dividends paid	(18,816,000)	0	0	(682,470,000)	(776,448,000)
Issuance of Series A Preferred Stock			0	0	1,130,000
Notes receivable (issued to) repaid by Class B unitholders			1,527,000	(1,500,000)	(18,728,000)
Distributions and dividends			0	(682,470,000)	(787,471,000)
Series A Preferred Stock dividends			(136,000)	(136,000)	(127,000)
Redemption of Series A preferred stock	(1,153,000)	0
Proceeds from initial offering, net of underwriting discounts	1,692,058,000	0
Offering costs paid	(2,757,000)	0	(2,969,000)	0	0
Proceeds from credit facilities	0	184,021,000	184,682,000	901,572,000	1,341,751,000
Repayments on credit facilities	(2,321,585,000)	(111,661,000)	(219,045,000)	(1,955,018,000)	(1,648,037,000)
Proceeds from mortgage loans	996,420,000	0	0	2,370,867,000	2,471,790,000
Repayments on mortgage loans	(2,083,012,000)	(30,738,000)	(46,817,000)	(17,964,000)	(4,791,000)
Proceeds from warehouse loans and term loan facility	1,500,000,000	0	0	144,698,000	292,000,000
Repayments on warehouse loans			(115,261,000)	(305,129,000)	(441,000,000)
Payments on warehouse loans	0	(95,895,000)
Purchase of interest rate caps			(577,000)	(2,189,000)	0
Deferred financing costs paid	(42,065,000)	(8,669,000)	(11,194,000)	(47,942,000)	(58,621,000)
Net cash (used in) provided by financing activities	(280,910,000)	75,060,000	(71,788,000)	651,581,000	1,705,277,000
Change in cash and cash equivalents	(39,185,000)	24,736,000	(76,699,000)	(10,778,000)	(145,969,000)
Cash and cash equivalents, beginning of period	198,119,000	274,818,000	274,818,000	285,596,000	431,565,000
Cash and cash equivalents, end of period	158,934,000	299,554,000	198,119,000	274,818,000	285,596,000
Supplemental cash flow disclosures:
Interest paid, net of amounts capitalized	110,561,000	110,268,000	223,237,000	203,694,000	163,145,000
Cash paid for income taxes	1,987,000	0
Noncash investing and financing activities:
Accrued renovation improvements	3,868,000	8,037,000	4,962,000	8,582,000	16,077,000
Accrued residential property capital improvements	3,754,000	3,505,000	3,847,000	1,906,000	2,418,000
Accrued acquisition costs			0	22,000	120,000
Residential properties classified as held for sale in other assets, net	41,278,000	3,669,000	45,062,000	0	0
Reclassification of deferred financing costs upon loan funding			0	3,398,000	0
Reduction of Class A subscription receivable in lieu of distribution			$ 0	$ 28,000	$ 135,000
Reclassification of offering costs from other assets to additional paid-in capital	2,969,000	0
Change in other comprehensive income from cash flow hedges	$ 4,572,000	$ 0